ACCOUNT RECEIVABLES - THIRD PARTIES, NET (Tables)	6 Months Ended
Jun. 30, 2026
ACCOUNT RECEIVABLES - THIRD PARTIES, NET
Schedule of accounts receivable - third parties, net

	As of June 30,	As of December 31,
	2026	2025
	US$	US$
Accounts receivable-third parties	31,432	37,603
Less: Allowance for credit losses	(848)	(753)
Total	30,584	36,850